Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 22,487	$ 22,813
Less accumulated depreciation	8,706	7,861
Net fixed assets	13,781	14,952
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,454	4,101
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	11,096	11,129
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 7,937	$ 7,583